First Quarter Report
November 30, 2022 (Unaudited)
Multi-Manager Small Cap Equity Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 1.0%
Diversified Telecommunication Services 0.0%
Bandwidth, Inc., Class A(a)	18,589	424,945
Entertainment 0.0%
Playtika Holding Corp.(a)	44,929	424,579
Interactive Media & Services 0.5%
Bumble, Inc., Class A(a)	47,216	1,150,182
DHI Group, Inc.(a)	6,506	36,564
Outbrain, Inc.(a)	34,500	133,860
Shutterstock, Inc.	56,840	3,059,129
TrueCar, Inc.(a)	77,591	193,201
Ziff Davis, Inc.(a)	18,900	1,743,714
Total		6,316,650
Media 0.4%
Cardlytics, Inc.(a)	15,939	71,566
Emerald Holding, Inc.(a)	94,500	362,880
Entravision Communications Corp., Class A	57,300	318,588
Nexstar Media Group, Inc., Class A	16,900	3,203,564
Stagwell, Inc.(a)	133,000	992,180
TEGNA, Inc.	16,600	327,684
Total		5,276,462
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	12,900	104,748
Telephone and Data Systems, Inc.	68,594	722,980
United States Cellular Corp.(a)	20,253	430,579
Total		1,258,307
Total Communication Services		13,700,943
Consumer Discretionary 9.8%
Auto Components 1.3%
Adient PLC(a)	35,800	1,394,052
American Axle & Manufacturing Holdings, Inc.(a)	175,904	1,831,161
Fox Factory Holding Corp.(a)	101,534	10,772,757
Goodyear Tire & Rubber Co. (The)(a)	265,848	2,982,815
Modine Manufacturing Co.(a)	31,247	661,499
Total		17,642,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.2%
Thor Industries, Inc.	11,100	956,154
Winnebago Industries, Inc.	22,155	1,298,061
Total		2,254,215
Diversified Consumer Services 0.6%
2U, Inc.(a)	96,100	771,683
Adtalem Global Education, Inc.(a)	30,200	1,256,320
Bright Horizons Family Solutions, Inc.(a)	15,463	1,147,355
frontdoor, Inc.(a)	65,556	1,532,044
Graham Holdings Co., Class B	1,000	643,680
Grand Canyon Education, Inc.(a)	3,744	423,334
Laureate Education, Inc., Class A	41,088	430,602
Perdoceo Education Corp.(a)	85,332	1,224,514
Total		7,429,532
Hotels, Restaurants & Leisure 2.5%
Bloomin’ Brands, Inc.	13,500	304,020
Bluegreen Vacations Holding Corp.	6,525	140,614
Boyd Gaming Corp.	36,266	2,224,194
Brinker International, Inc.(a)	34,000	1,137,300
Dine Brands Global, Inc.	8,600	641,474
El Pollo Loco Holdings, Inc.	53,800	586,420
International Game Technology PLC	191,700	4,704,318
Jack in the Box, Inc.	4,700	339,810
Life Time Group Holdings, Inc.(a)	155,369	1,993,384
Light & Wonder, Inc.(a)	44,100	2,856,357
Marriott Vacations Worldwide Corp.	20,264	3,018,931
Papa John’s International, Inc.	19,679	1,638,473
Planet Fitness, Inc., Class A(a)	42,595	3,337,744
Red Rock Resorts, Inc., Class A	37,000	1,667,220
Ruth’s Hospitality Group, Inc.	36,200	633,862
SeaWorld Entertainment, Inc.(a)	26,052	1,486,527
Six Flags Entertainment Corp.(a)	73,262	1,764,882
Texas Roadhouse, Inc.	38,242	3,798,195
Travel + Leisure Co.	23,800	925,106
Xponential Fitness, Inc., Class A(a)	10,300	228,042
Total		33,426,873
2	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.0%
Century Communities, Inc.	12,400	597,184
Ethan Allen Interiors, Inc.	39,900	1,135,155
GoPro, Inc., Class A(a)	214,926	1,177,795
Green Brick Partners, Inc.(a)	11,500	278,070
Helen of Troy Ltd.(a)	15,751	1,552,104
Hooker Furnishings Corp.	36,300	617,463
KB Home	70,200	2,203,578
La-Z-Boy, Inc.	22,400	609,952
LGI Homes, Inc.(a)	5,600	556,304
M/I Homes, Inc.(a)	13,008	587,701
Meritage Homes Corp.(a)	6,800	587,588
Sonos, Inc.(a)	81,282	1,424,873
Taylor Morrison Home Corp., Class A(a)	21,200	644,268
Tri Pointe Homes, Inc.(a)	32,500	599,300
Tupperware Brands Corp.(a)	43,000	199,090
Universal Electronics, Inc.(a)	7,316	160,001
Total		12,930,426
Internet & Direct Marketing Retail 0.2%
Global-e Online Ltd.(a)	43,816	945,111
Quotient Technology, Inc.(a)	55,237	162,949
Xometry, Inc., Class A(a)	40,567	1,713,145
Total		2,821,205
Leisure Products 0.2%
Johnson Outdoors, Inc., Class A	18,900	1,068,984
Smith & Wesson Brands, Inc.	52,135	613,629
Vista Outdoor, Inc.(a)	31,200	872,664
Total		2,555,277
Multiline Retail 0.2%
Franchise Group, Inc.	11,900	309,995
Macy’s, Inc.	115,500	2,714,250
Total		3,024,245
Specialty Retail 3.1%
Aaron’s Co., Inc. (The)	142,073	1,731,870
American Eagle Outfitters, Inc.	46,500	735,630
Asbury Automotive Group, Inc.(a)	5,500	1,031,910
Big 5 Sporting Goods Corp.	49,800	618,018
Boot Barn Holdings, Inc.(a)	8,600	579,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Burlington Stores, Inc.(a)	10,552	2,064,815
Cato Corp. (The), Class A	51,700	537,680
Children’s Place, Inc. (The)(a)	5,700	202,350
Citi Trends, Inc.(a)	2,100	63,462
Container Store Group, Inc. (The)(a)	33,929	161,163
Floor & Decor Holdings, Inc., Class A(a)	18,807	1,403,566
Foot Locker, Inc.	87,559	3,484,848
Genesco, Inc.(a)	46,012	2,401,826
Group 1 Automotive, Inc.	19,900	3,847,466
Guess?, Inc.	32,600	676,776
Haverty Furniture Companies, Inc.	46,028	1,451,263
Hibbett, Inc.	45,900	3,059,694
Lithia Motors, Inc., Class A	7,352	1,759,407
LL Flooring Holdings, Inc.(a)	27,300	185,913
MarineMax, Inc.(a)	37,200	1,228,716
National Vision Holdings, Inc.(a)	94,578	3,826,626
OneWater Marine, Inc., Class A(a)	33,700	1,101,653
Petco Health & Wellness Co., Inc.(a)	134,246	1,482,076
Rent-A-Center, Inc.	61,600	1,483,944
Signet Jewelers Ltd.	41,100	2,671,500
Sleep Number Corp.(a)	10,820	316,485
Sonic Automotive, Inc., Class A	21,800	1,158,452
Tilly’s, Inc.	73,775	700,863
TravelCenters of America, Inc.(a)	5,800	296,670
Urban Outfitters, Inc.(a)	15,300	442,782
Zumiez, Inc.(a)	14,700	341,775
Total		41,048,409
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	3,900	284,856
Crocs, Inc.(a)	38,600	3,898,600
G-III Apparel Group Ltd.(a)	27,700	599,151
Kontoor Brands, Inc.	16,600	721,270
Lakeland Industries, Inc.(a)	32,300	430,559
Movado Group, Inc.	11,332	364,777
Rocky Brands, Inc.	6,700	189,476
Unifi, Inc.(a)	19,774	173,220
Vera Bradley, Inc.(a)	177,103	672,992
Total		7,334,901
Total Consumer Discretionary		130,467,367

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.8%
Beverages 0.0%
Boston Beer Co., Inc. (The), Class A(a)	1,556	598,080
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	27,407	1,055,170
BJ’s Wholesale Club Holdings, Inc.(a)	16,400	1,233,936
Grocery Outlet Holding Corp.(a)	82,612	2,500,665
Natural Grocers by Vitamin Cottage, Inc.	17,600	177,408
Performance Food Group, Inc.(a)	65,985	4,023,765
SpartanNash Co.	3,231	106,138
The Chefs’ Warehouse(a)	86,800	3,372,180
United Natural Foods, Inc.(a)	91,700	4,372,256
Total		16,841,518
Food Products 0.6%
B&G Foods, Inc.	44,400	589,632
Fresh Del Monte Produce, Inc.	7,363	203,808
Freshpet, Inc.(a)	33,520	2,246,510
Hain Celestial Group, Inc. (The)(a)	41,505	777,804
Sovos Brands, Inc.(a)	11,751	169,097
TreeHouse Foods, Inc.(a)	71,100	3,514,473
Total		7,501,324
Household Products 0.4%
Central Garden & Pet Co.(a)	13,800	566,490
Energizer Holdings, Inc.	38,900	1,326,101
WD-40 Co.	16,200	2,713,500
Total		4,606,091
Personal Products 0.5%
BellRing Brands, Inc.(a)	47,200	1,175,752
Edgewell Personal Care Co.	48,626	2,101,129
elf Beauty, Inc.(a)	9,851	541,411
Herbalife Nutrition Ltd.(a)	89,940	1,575,749
Medifast, Inc.	3,600	453,780
Nature’s Sunshine Products, Inc.(a)	7,517	66,901
Nu Skin Enterprises, Inc., Class A	12,000	500,520
Usana Health Sciences, Inc.(a)	8,700	478,848
Total		6,894,090
Total Consumer Staples		36,441,103
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.3%
Energy Equipment & Services 1.6%
Cactus, Inc., Class A	93,077	5,062,458
ChampionX Corp.	29,700	915,948
Dril-Quip, Inc.(a)	47,700	1,122,858
Expro Group Holdings NV(a)	63,649	1,105,583
Helix Energy Solutions Group, Inc.(a)	145,400	927,652
Helmerich & Payne, Inc.	48,300	2,467,164
Liberty Energy, Inc., Class A(a)	41,800	690,954
Matrix Service Co.(a)	103,600	530,432
National Energy Services Reunited Corp.(a)	158,200	1,010,898
Newpark Resources, Inc.(a)	250,100	1,002,901
Noble Corp PLC(a)	10,500	389,865
Precision Drilling Corp.(a)	18,200	1,451,814
ProPetro Holding Corp.(a)	173,647	1,906,644
Solaris Oilfield Infrastructure, Inc., Class A	58,600	642,842
TechnipFMC PLC(a)	68,400	848,160
Tidewater, Inc.(a)	40,800	1,240,320
US Silica Holdings, Inc.(a)	13,234	173,233
Total		21,489,726
Oil, Gas & Consumable Fuels 3.7%
Antero Resources Corp.(a)	57,100	2,087,005
Berry Corp.	118,700	1,069,487
California Resources Corp.	20,900	948,442
Chesapeake Energy Corp.	30,800	3,187,800
Chord Energy Corp.	19,407	2,960,150
Civitas Resources, Inc.	62,600	4,216,736
Clean Energy Fuels Corp.(a)	295,300	1,996,228
CONSOL Energy, Inc.	2,038	157,843
Crescent Energy Co., Class A	75,900	1,066,395
Denbury, Inc.(a)	6,400	574,464
Equitrans Midstream Corp.	388,900	3,262,871
Golar LNG Ltd.(a)	126,200	3,163,834
Kinetik Holdings, Inc.	22,700	772,481
Kosmos Energy Ltd.(a)	159,600	1,061,340
Laredo Petroleum, Inc.(a)	8,100	517,023
Matador Resources Co.	80,429	5,337,268
Murphy Oil Corp.	26,100	1,231,920
Northern Oil and Gas, Inc.	32,300	1,175,397

4	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Par Pacific Holdings, Inc.(a)	25,300	592,779
PBF Energy, Inc., Class A	30,407	1,209,286
Permian Resources Corp.	109,900	1,116,584
Plains GP Holdings LP, Class A(a)	7,247	95,878
Ranger Oil Corp.	31,900	1,389,883
REX American Resources Corp.(a)	37,158	1,096,533
SM Energy Co.	76,875	3,314,081
Talos Energy, Inc.(a)	33,700	662,205
Teekay Tankers Ltd., Class A(a)	36,290	1,224,425
W&T Offshore, Inc.(a)	53,139	365,065
World Fuel Services Corp.	98,927	2,814,473
Total		48,667,876
Total Energy		70,157,602
Financials 19.5%
Banks 11.5%
1st Source Corp.	19,171	1,094,664
ACNB Corp.	6,600	259,380
Amalgamated Financial Corp.	37,566	1,001,885
American National Bankshares, Inc.	2,940	113,396
Ameris Bancorp	93,200	4,928,416
Associated Banc-Corp.	185,952	4,574,419
Atlantic Union Bankshares Corp.	109,224	3,896,020
Banc of California, Inc.	43,375	736,074
Bancorp, Inc. (The)(a)	130,765	3,919,027
Bank of Marin Bancorp	14,379	516,062
BankUnited, Inc.	70,094	2,573,852
Bankwell Financial Group, Inc.	3,274	96,878
Banner Corp.	18,042	1,274,126
Bar Harbor Bankshares	3,823	115,722
Baycom Corp.	20,764	393,685
BCB Bancorp, Inc.	22,648	426,915
Berkshire Hills Bancorp, Inc.	67,772	2,113,131
Brookline Bancorp, Inc.	43,300	615,726
Business First Bancshares, Inc.	4,812	113,178
Byline Bancorp, Inc.	12,033	274,232
Cadence Bank	23,250	670,530
Camden National Corp.	14,000	612,920
Capital Bancorp, Inc.	4,178	103,698
Capital City Bank Group, Inc.	5,694	200,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Capstar Financial Holdings, Inc.	8,980	160,742
Carter Bankshares, Inc.(a)	23,017	426,735
Cathay General Bancorp	120,468	5,598,148
Central Pacific Financial Corp.	70,651	1,497,095
Central Valley Community Bancorp	24,415	498,066
Chemung Financial Corp.	1,552	73,720
Civista Bancshares, Inc.	12,500	285,750
CNB Financial Corp.	15,977	408,212
Columbia Banking System, Inc.	30,600	1,042,236
Comerica, Inc.	4,451	319,315
Community Bank System, Inc.	46,400	3,022,496
Community Financial Corp. (The)	4,100	164,205
Community Trust Bancorp, Inc.	25,161	1,205,464
ConnectOne Bancorp, Inc.	34,800	913,152
CrossFirst Bankshares, Inc.(a)	17,900	248,273
Customers Bancorp, Inc.(a)	68,773	2,219,305
Eagle Bancorp, Inc.	24,500	1,155,420
Enterprise Financial Services Corp.	13,300	696,122
FB Financial Corp.	24,952	1,068,195
Financial Institutions, Inc.	21,570	546,152
First BanCorp	166,570	2,561,847
First Bancshares, Inc. (The)	13,392	457,872
First Busey Corp.	37,000	964,590
First Business Financial Services, Inc.	12,704	486,817
First Commonwealth Financial Corp.	89,334	1,314,996
First Financial Bancorp	41,000	1,083,630
First Financial Bankshares, Inc.	80,898	2,989,181
First Financial Corp.	27,458	1,319,906
First Hawaiian, Inc.	49,400	1,311,570
First Internet Bancorp	20,627	535,477
First Merchants Corp.	14,831	655,679
First Mid Bancshares, Inc.	7,900	273,735
First of Long Island Corp. (The)	30,369	590,677
First Western Financial, Inc.(a)	1,637	49,765
Flushing Financial Corp.	54,900	1,145,214
FNB Corp.	102,300	1,442,430
Fulton Financial Corp.	36,754	683,257
Great Southern Bancorp, Inc.	15,686	982,728
Guaranty Bancshares, Inc.	3,420	121,752

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Whitney Corp.	100,916	5,534,233
Hanmi Financial Corp.	67,049	1,813,675
HarborOne Bancorp, Inc.	25,511	373,226
Heartland Financial U.S.A., Inc.	27,792	1,355,972
Heritage Commerce Corp.	9,375	133,219
Heritage Financial Corp.	19,488	641,155
Hilltop Holdings, Inc.	42,700	1,272,460
HomeStreet, Inc.	66,162	1,806,223
HomeTrust Bancshares, Inc.	7,192	184,115
Hope Bancorp, Inc.	85,200	1,160,424
Horizon Bancorp, Inc.	54,659	888,755
Independent Bank Corp.	35,700	3,231,564
Independent Bank Corp.	69,261	1,699,665
Independent Bank Group, Inc.	41,700	2,749,698
International Bancshares Corp.	20,900	1,101,012
Investar Holding Corp.	15,700	347,598
Lakeland Bancorp, Inc.	60,849	1,136,659
Live Oak Bancshares, Inc.	24,800	827,080
Macatawa Bank Corp.	44,108	490,040
Mercantile Bank Corp.	21,868	761,225
Meta Financial Group, Inc.	22,433	976,508
Midland States Bancorp, Inc.	33,210	893,681
MidWestOne Financial Group, Inc.	18,249	636,708
National Bank Holdings Corp., Class A	2,779	129,251
National Bankshares, Inc.	6,200	243,660
NBT Bancorp, Inc.	9,565	441,520
Nicolet Bankshares, Inc.(a)	6,085	503,351
Northeast Bank	7,600	321,784
Northrim BanCorp, Inc.	8,200	456,002
OceanFirst Financial Corp.	54,409	1,270,994
OFG Bancorp	46,835	1,356,810
Old National Bancorp	35,770	683,565
Old Second Bancorp, Inc.	12,819	223,820
Origin Bancorp, Inc.	2,590	105,983
Orrstown Financial Services, Inc.	11,300	304,083
Pacific Premier Bancorp, Inc.	80,600	2,978,170
PacWest Bancorp	44,300	1,157,116
Parke Bancorp, Inc.	10,300	224,025
PCB Bancorp	23,900	445,018
Common Stocks (continued)
Issuer	Shares	Value ($)
Peapack-Gladstone Financial Corp.	28,870	1,190,021
Peoples Bancorp, Inc.	20,100	603,000
Pinnacle Financial Partners, Inc.	20,012	1,678,807
Popular, Inc.	37,900	2,767,458
Preferred Bank	10,518	795,056
Premier Financial Corp.	34,700	1,012,546
Primis Financial Corp.	29,133	359,793
QCR Holdings, Inc.	10,580	556,614
RBB Bancorp	29,881	671,426
Renasant Corp.	77,700	3,167,829
Republic Bancorp, Inc.	13,900	612,573
S&T Bancorp, Inc.	36,058	1,349,290
Sandy Spring Bancorp, Inc.	79,400	2,764,708
Sierra Bancorp	15,764	341,133
Silvergate Capital Corp., Class A(a)	2,216	60,785
Simmons First National Corp., Class A	26,100	605,781
SmartFinancial, Inc.	4,531	135,839
South Plains Financial, Inc.	4,244	131,394
South State Corp.	16,500	1,449,525
Southern First Bancshares, Inc.(a)	1,118	55,341
Stellar Bancorp, Inc.	4,994	168,847
Texas Capital Bancshares, Inc.(a)	62,017	3,720,400
Third Coast Bancshares, Inc.(a)	3,180	62,455
Towne Bank	29,752	960,990
Trico Bancshares	17,323	944,104
Triumph Financial, Inc.(a)	29,012	1,733,757
Trustmark Corp.	43,094	1,576,379
UMB Financial Corp.	60,474	5,171,736
United Bankshares, Inc.	37,100	1,591,219
United Community Banks, Inc.	3,315	129,186
Univest Corporation of Pennsylvania	12,681	357,731
Washington Federal, Inc.	76,154	2,685,952
Washington Trust Bancorp, Inc.	11,300	562,288
Wintrust Financial Corp.	10,800	987,444
Total		152,965,745

6	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.0%
Affiliated Managers Group, Inc.	4,900	786,058
Artisan Partners Asset Management, Inc., Class A	17,300	600,137
B Riley Financial, Inc.	17,800	781,776
Diamond Hill Investment Group, Inc.	3,100	551,676
Evercore, Inc., Class A	33,185	3,822,248
Federated Hermes, Inc., Class B	26,200	994,552
Focus Financial Partners, Inc., Class A(a)	154,823	5,908,046
Greenhill & Co., Inc.	65,734	615,270
Houlihan Lokey, Inc., Class A	41,300	4,061,855
Janus Henderson Group PLC	36,800	930,672
Perella Weinberg Partners	89,200	853,644
Silvercrest Asset Management Group, Inc., Class A	17,600	332,640
Stifel Financial Corp.	43,200	2,775,600
StoneX Group, Inc.(a)	9,157	929,161
Victory Capital Holdings, Inc., Class A	34,400	997,600
Virtu Financial, Inc. Class A	39,600	878,328
Virtus Investment Partners, Inc.	3,100	601,214
Total		26,420,477
Consumer Finance 1.1%
Bread Financial Holdings, Inc.	14,200	582,626
Encore Capital Group, Inc.(a)	10,310	519,624
Enova International, Inc.(a)	31,171	1,257,438
Ezcorp, Inc., Class A(a)	47,496	475,910
Green Dot Corp., Class A(a)	43,059	877,542
LendingClub Corp.(a)	87,764	904,847
Navient Corp.	236,228	3,914,298
PROG Holdings, Inc.(a)	63,278	1,245,944
SLM Corp.	236,112	4,122,515
World Acceptance Corp.(a)	7,960	564,444
Total		14,465,188
Diversified Financial Services 0.2%
Jackson Financial, Inc., Class A	66,811	2,495,391
Insurance 2.4%
American Equity Investment Life Holding Co.	91,031	3,687,666
AMERISAFE, Inc.	52,683	3,127,790
Argo Group International Holdings Ltd.	93,527	2,542,064
Assured Guaranty Ltd.	21,700	1,444,569
Common Stocks (continued)
Issuer	Shares	Value ($)
Axis Capital Holdings Ltd.	19,800	1,139,688
Bright Health Group, Inc.(a)	142,359	140,508
Brighthouse Financial, Inc.(a)	28,777	1,604,030
CNO Financial Group, Inc.	164,386	3,859,783
Donegal Group, Inc., Class A	11,793	175,362
eHealth, Inc.(a)	22,339	79,527
Employers Holdings, Inc.	55,489	2,578,574
Enstar Group Ltd.(a)	6,100	1,329,739
Greenlight Capital Re Ltd., Class A(a)	33,100	259,173
Horace Mann Educators Corp.	26,204	1,011,212
James River Group Holdings Ltd.	21,339	512,563
Kemper Corp.	19,000	1,081,480
Kinsale Capital Group, Inc.	3,857	1,188,766
Mercury General Corp.	7,200	261,216
National Western Life Group, Inc., Class A	2,900	611,320
Oscar Health, Inc., Class A(a)	79,915	230,155
Primerica, Inc.	2,400	357,672
ProAssurance Corp.	41,411	827,806
Reinsurance Group of America, Inc.	9,133	1,318,805
Root, Inc., Class A(a)	12,227	88,890
Selectquote, Inc.(a)	396,609	238,005
SiriusPoint Ltd.(a)	155,215	1,012,002
Stewart Information Services Corp.	28,170	1,246,804
Trean Insurance Group, Inc.(a)	62,900	173,604
United Fire Group, Inc.	9,970	304,584
Total		32,433,357
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Apollo Commercial Real Estate Finance, Inc.	24,300	300,348
Arlington Asset Investment Corp., Class A(a)	69,800	212,192
Granite Point Mortgage Trust, Inc.	31,800	203,838
Great Ajax Corp.	27,561	214,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47,600	1,544,144
MFA Financial, Inc.	18,725	209,345
New York Mortgage Trust, Inc.	187,400	526,594
Starwood Property Trust, Inc.	92,100	1,971,861
TPG RE Finance Trust, Inc.	23,700	175,617
Total		5,358,915

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	79,400	3,184,734
Bridgewater Bancshares, Inc.(a)	25,304	487,608
Enact Holdings, Inc.	11,700	290,160
Essent Group Ltd.	28,500	1,142,565
Federal Agricultural Mortgage Corp.	8,900	1,120,065
FS Bancorp, Inc.	10,780	368,676
Home Bancorp, Inc.	9,365	402,508
Luther Burbank Corp.	22,500	266,850
Merchants Bancorp	22,493	575,596
MGIC Investment Corp.	242,400	3,328,152
New York Community Bancorp, Inc.	119,000	1,112,650
NMI Holdings, Inc., Class A(a)	50,900	1,095,877
Northeast Community Bancorp, Inc.	25,700	371,365
Northfield Bancorp, Inc.	46,570	742,791
Ocwen Financial Corp.(a)	4,495	151,661
Provident Financial Services, Inc.	34,548	778,366
Radian Group, Inc.	176,100	3,446,277
Southern Missouri Bancorp, Inc.	7,382	382,831
Territorial Bancorp, Inc.	12,700	288,290
TrustCo Bank Corp.	22,340	867,686
Waterstone Financial, Inc.	37,402	626,484
William Penn Bancorp	13,100	153,270
WSFS Financial Corp.	80,500	3,905,055
Total		25,089,517
Total Financials		259,228,590
Health Care 12.5%
Biotechnology 4.6%
2seventy bio, Inc.(a)	3,399	53,262
ACADIA Pharmaceuticals, Inc.(a)	65,098	1,014,227
ADC Therapeutics SA(a)	78,966	289,016
Adverum Biotechnologies, Inc.(a)	19,494	13,059
Agios Pharmaceuticals, Inc.(a)	62,702	1,889,838
Akebia Therapeutics, Inc.(a)	155,272	42,001
Akero Therapeutics, Inc.(a)	17,700	823,050
Alector, Inc.(a)	68,332	580,139
Allogene Therapeutics, Inc.(a)	120,607	1,189,185
Amicus Therapeutics, Inc.(a)	247,481	2,994,520
Anika Therapeutics, Inc.(a)	8,279	261,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Apellis Pharmaceuticals, Inc.(a)	32,353	1,615,385
Arcutis Biotherapeutics, Inc.(a)	52,025	896,391
Arrowhead Pharmaceuticals, Inc.(a)	60,882	1,960,400
ARS Pharmaceuticals, Inc.(a)	35,405	220,219
Atara Biotherapeutics, Inc.(a)	187,244	848,215
BioCryst Pharmaceuticals, Inc.(a)	52,136	696,537
Blueprint Medicines Corp.(a)	35,210	1,682,686
BridgeBio Pharma, Inc.(a)	41,422	388,124
C4 Therapeutics, Inc.(a)	38,538	330,271
Chimerix, Inc.(a)	55,059	119,478
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	154,767	1,061,702
CytomX Therapeutics, Inc.(a)	67,079	116,717
Deciphera Pharmaceuticals, Inc.(a)	52,115	829,150
Dyne Therapeutics, Inc.(a)	22,940	268,398
Emergent BioSolutions, Inc.(a)	106,362	1,308,253
Enanta Pharmaceuticals, Inc.(a)	22,579	988,734
Exelixis, Inc.(a)	90,256	1,541,572
Fate Therapeutics, Inc.(a)	30,691	638,987
FibroGen, Inc.(a)	26,526	381,179
G1 Therapeutics, Inc.(a)	78,384	467,169
Generation Bio Co.(a)	13,600	72,488
Gritstone bio, Inc.(a)	37,967	111,623
Halozyme Therapeutics, Inc.(a)	89,336	5,115,379
Heron Therapeutics, Inc.(a)	250,999	680,207
Icosavax, Inc.(a)	12,087	40,371
Ideaya Biosciences, Inc.(a)	51,800	926,184
Insmed, Inc.(a)	35,000	647,150
Invivyd, Inc.(a)	25,905	58,545
Ionis Pharmaceuticals, Inc.(a)	2,649	108,053
Iovance Biotherapeutics, Inc.(a)	27,750	177,600
Ironwood Pharmaceuticals, Inc.(a)	48,800	590,968
iTeos Therapeutics, Inc.(a)	25,424	512,294
IVERIC bio, Inc.(a)	38,900	918,818
Jounce Therapeutics, Inc.(a)	9,357	8,234
Kezar Life Sciences, Inc.(a)	18,313	143,024
Kiniksa Pharmaceuticals(a)	35,954	605,106
Kodiak Sciences, Inc.(a)	13,400	98,892
Kronos Bio, Inc.(a)	94,871	180,255

8	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lineage Cell Therapeutics, Inc.(a)	43,600	63,220
MacroGenics, Inc.(a)	12,800	82,304
Mersana Therapeutics, Inc.(a)	25,630	170,696
MiMedx Group, Inc.(a)	19,700	64,025
Natera, Inc.(a)	50,765	2,087,457
Nurix Therapeutics, Inc.(a)	22,600	280,014
PMV Pharmaceuticals, Inc.(a)	80,295	801,344
Praxis Precision Medicines, Inc.(a)	54,688	120,860
Protagonist Therapeutics, Inc.(a)	8,700	68,817
PTC Therapeutics, Inc.(a)	37,002	1,535,213
REGENXBIO, Inc.(a)	74,236	1,774,240
Relay Therapeutics, Inc.(a)	83,125	1,544,462
Revolution Medicines, Inc.(a)	55,193	1,302,003
Sage Therapeutics, Inc.(a)	64,468	2,645,767
Sana Biotechnology, Inc.(a)	44,232	220,718
Sutro Biopharma, Inc.(a)	81,171	607,971
Syndax Pharmaceuticals, Inc.(a)	43,500	1,042,260
Tango Therapeutics, Inc.(a)	28,000	210,280
Travere Therapeutics, Inc.(a)	52,867	1,064,213
Twist Bioscience Corp.(a)	71,073	1,943,846
Ultragenyx Pharmaceutical, Inc.(a)	23,789	863,541
Vanda Pharmaceuticals, Inc.(a)	202,081	2,204,704
Vericel Corp.(a)	132,699	3,029,518
Verve Therapeutics, Inc.(a)	40,627	943,765
Total		61,175,413
Health Care Equipment & Supplies 3.9%
Angiodynamics, Inc.(a)	34,055	441,012
Avanos Medical, Inc.(a)	3,782	101,736
CONMED Corp.	30,268	2,507,704
Haemonetics Corp.(a)	43,800	3,736,578
Inmode Ltd.(a)	4,600	176,594
Integer Holdings Corp.(a)	932	69,266
iRhythm Technologies, Inc.(a)	26,351	2,873,576
LeMaitre Vascular, Inc.	97,386	4,562,534
Merit Medical Systems, Inc.(a)	150,282	10,820,304
Mesa Laboratories, Inc.	30,334	5,131,603
Neogen Corp.(a)	261,643	4,332,808
Nevro Corp.(a)	33,544	1,566,840
NuVasive, Inc.(a)	54,068	2,100,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Omnicell, Inc.(a)	73,696	3,803,451
OraSure Technologies, Inc.(a)	105,031	529,356
Orthofix Medical, Inc.(a)	29,802	536,138
Outset Medical, Inc.(a)	113,608	2,394,857
Shockwave Medical, Inc.(a)	18,298	4,640,373
Tactile Systems Technology, Inc.(a)	14,544	124,497
Varex Imaging Corp.(a)	50,300	1,068,372
Zimvie, Inc.(a)	40,483	361,918
Zynex, Inc.	34,700	476,084
Total		52,355,602
Health Care Providers & Services 0.9%
Acadia Healthcare Co., Inc.(a)	38,419	3,421,596
Accolade, Inc.(a)	112,537	993,702
AdaptHealth Corp.(a)	129,600	2,891,376
Amedisys, Inc.(a)	17,860	1,626,867
Cano Health, Inc.(a)	368,762	700,648
National Research Corp., Class A	39,693	1,537,707
Patterson Companies, Inc.	9,800	278,712
Total		11,450,608
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.(a)	125,150	2,370,341
Computer Programs & Systems, Inc.(a)	23,093	683,553
Definitive Healthcare Corp.(a)	153,650	1,747,001
Evolent Health, Inc., Class A(a)	114,077	3,284,277
Health Catalyst, Inc.(a)	115,202	1,207,317
HealthStream, Inc.(a)	21,581	548,157
NextGen Healthcare, Inc.(a)	13,839	287,851
Simulations Plus, Inc.	115,319	4,680,798
Total		14,809,295
Life Sciences Tools & Services 1.0%
Azenta, Inc.	77,476	4,664,830
Berkeley Lights, Inc.(a)	124,496	366,018
Harvard Bioscience, Inc.(a)	4,600	11,776
Personalis, Inc.(a)	130,797	332,224
Rapid Micro Biosystems, Inc., Class A(a)	50,856	104,255
Repligen Corp.(a)	28,125	5,029,875

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seer, Inc.(a)	28,554	184,459
Stevanato Group SpA	158,925	2,433,142
Total		13,126,579
Pharmaceuticals 1.0%
Amylyx Pharmaceuticals, Inc.(a)	19,500	748,215
Arvinas, Inc.(a)	44,641	1,832,067
Atea Pharmaceuticals, Inc.(a)	22,410	105,103
Athira Pharma, Inc.(a)	34,042	105,871
Intra-Cellular Therapies, Inc.(a)	35,690	1,935,112
Nektar Therapeutics(a)	48,132	134,769
NGM Biopharmaceuticals, Inc.(a)	43,967	243,137
Organon & Co.	8,968	233,347
Phibro Animal Health Corp., Class A	15,600	192,036
Prestige Consumer Healthcare, Inc.(a)	61,600	3,785,936
Reata Pharmaceuticals, Inc., Class A(a)	3,200	126,656
Revance Therapeutics, Inc.(a)	113,518	2,464,476
Taro Pharmaceutical Industries Ltd.(a)	27,400	826,110
Tarsus Pharmaceuticals, Inc.(a)	4,455	74,888
Theravance Biopharma, Inc.(a)	14,850	159,786
Tricida, Inc.(a)	21,720	5,213
Total		12,972,722
Total Health Care		165,890,219
Industrials 23.0%
Aerospace & Defense 2.3%
AAR Corp.(a)	13,800	642,528
Aerojet Rocketdyne Holdings, Inc.(a)	6,540	340,080
AerSale Corp.(a)	12,583	199,441
Axon Enterprise, Inc.(a)	44,171	8,128,789
Hexcel Corp.	49,553	2,970,702
Mercury Systems, Inc.(a)	121,718	6,185,709
Moog, Inc., Class A	51,200	4,455,936
National Presto Industries, Inc.	15,300	1,057,536
Parsons Corp.(a)	90,402	4,474,899
V2X, Inc.(a)	31,900	1,289,079
Total		29,744,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.(a)	5,900	594,543
Forward Air Corp.	8,500	955,145
GXO Logistics, Inc.(a)	27,466	1,287,057
Radiant Logistics, Inc.(a)	25,369	135,470
Total		2,972,215
Airlines 0.1%
Frontier Group Holdings, Inc.(a)	93,801	1,223,165
Mesa Air Group, Inc.(a)	109,300	136,625
Spirit Airlines, Inc.(a)	12,400	269,204
Wheels Up Experience, Inc.(a)	17,800	22,784
Total		1,651,778
Building Products 2.2%
AAON, Inc.	130,762	10,364,196
Advanced Drainage Systems, Inc.	18,252	1,775,189
American Woodmark Corp.(a)	10,900	590,780
JELD-WEN Holding, Inc.(a)	125,000	1,292,500
Masonite International Corp.(a)	16,300	1,226,901
PGT, Inc.(a)	29,200	577,868
Quanex Building Products Corp.	27,067	643,383
Resideo Technologies, Inc.(a)	52,766	854,809
Simpson Manufacturing Co., Inc.	89,420	8,320,531
Trex Company, Inc.(a)	76,275	3,500,260
UFP Industries, Inc.	3,794	310,577
Total		29,456,994
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	85,600	4,038,608
ACCO Brands Corp.	163,200	909,024
ACV Auctions, Inc., Class A(a)	151,829	1,342,168
BrightView Holdings, Inc.(a)	18,116	124,819
Brink’s Co. (The)	14,500	866,375
Casella Waste Systems, Inc., Class A(a)	175,204	15,083,312
CoreCivic, Inc.(a)	181,983	2,416,734
Healthcare Services Group, Inc.	84,900	1,184,355
Interface, Inc.	42,000	454,860
Kimball International, Inc., Class B	140,818	1,008,257
Matthews International Corp., Class A	7,681	243,181
MillerKnoll, Inc.	51,500	1,050,085

10	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSA Safety, Inc.	25,416	3,583,910
Steelcase, Inc., Class A	39,180	310,698
Total		32,616,386
Construction & Engineering 1.9%
API Group Corp.(a)	191,200	3,674,864
Argan, Inc.	10,090	382,916
Construction Partners, Inc., Class A(a)	238,999	6,835,371
EMCOR Group, Inc.	27,600	4,275,240
Fluor Corp.(a)	36,000	1,209,960
Great Lakes Dredge & Dock Corp.(a)	107,304	785,465
MasTec, Inc.(a)	16,620	1,509,595
MYR Group, Inc.(a)	3,200	305,696
Primoris Services Corp.	64,681	1,380,939
Sterling Infrastructure, Inc.(a)	25,200	825,300
Tutor Perini Corp.(a)	126,806	906,663
Valmont Industries, Inc.	10,762	3,644,659
Total		25,736,668
Electrical Equipment 1.5%
Atkore, Inc.(a)	9,300	1,135,995
AZZ, Inc.	29,400	1,223,922
Bloom Energy Corp., Class A(a)	237,625	5,059,036
Encore Wire Corp.	26,544	3,878,344
EnerSys	19,000	1,436,020
GrafTech International Ltd.	187,100	1,010,340
Powell Industries, Inc.	30,082	791,758
Preformed Line Products Co.	5,000	471,700
Shoals Technologies Group, Inc., Class A(a)	101,411	2,937,877
Thermon(a)	51,900	1,054,089
Vertiv Holdings Co.	27,702	383,673
Total		19,382,754
Machinery 5.0%
AGCO Corp.	4,042	536,454
Allison Transmission Holdings, Inc.	30,200	1,352,960
Astec Industries, Inc.	12,327	545,347
Barnes Group, Inc.	26,800	1,141,412
Blue Bird Corp.(a)	25,600	302,336
Chart Industries, Inc.(a)	16,956	2,424,538
Douglas Dynamics, Inc.	127,910	4,978,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Enerpac Tool Group Corp.	30,000	751,200
EnPro Industries, Inc.	6,600	784,080
ESCO Technologies, Inc.	51,637	4,854,394
Evoqua Water Technologies Corp.(a)	226,818	9,864,315
Flowserve Corp.	39,400	1,235,584
Gates Industrial Corp. PLC(a)	50,400	585,648
Greenbrier Companies, Inc. (The)	38,032	1,460,049
Helios Technologies, Inc.	87,961	4,639,063
Hillenbrand, Inc.	27,200	1,360,000
Hillman Solutions Corp.(a)	360,030	2,865,839
Hyster-Yale Materials Handling, Inc.	9,200	269,376
ITT, Inc.	32,268	2,727,291
John Bean Technologies Corp.	63,972	5,876,468
LB Foster Co., Class A(a)	14,200	133,764
Manitowoc Co., Inc. (The)(a)	48,854	479,746
Miller Industries, Inc.	17,800	491,102
Mueller Industries, Inc.	9,300	639,561
Mueller Water Products, Inc., Class A	46,700	544,522
Omega Flex, Inc.	28,626	2,751,245
Proto Labs, Inc.(a)	24,300	644,436
RBC Bearings, Inc.(a)	30,377	7,198,438
REV Group, Inc.	34,799	483,358
Timken Co. (The)	19,500	1,481,610
Trinity Industries, Inc.	32,709	1,001,877
Wabash National Corp.	88,916	2,229,124
Total		66,633,394
Marine 0.0%
Matson, Inc.	6,700	427,192
Professional Services 2.5%
Barrett Business Services, Inc.	5,864	576,607
BGSF, Inc.	15,300	202,113
Exponent, Inc.	105,741	10,934,677
Heidrick & Struggles International, Inc.	51,781	1,537,896
ICF International, Inc.	30,600	3,316,122
KBR, Inc.	120,888	6,246,283
Kelly Services, Inc., Class A	46,565	791,139
Kforce, Inc.	25,200	1,488,564
Korn/Ferry International	18,800	1,072,164
ManpowerGroup, Inc.	11,800	1,032,736

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Resources Connection, Inc.	60,091	1,159,756
Science Applications International Corp.	29,700	3,270,267
TrueBlue, Inc.(a)	94,974	2,049,539
Total		33,677,863
Road & Rail 1.2%
ArcBest Corp.	70,422	5,828,829
Covenant Logistics Group, Inc., Class A	27,611	1,059,986
Heartland Express, Inc.	165,400	2,768,796
Lyft, Inc., Class A(a)	97,674	1,095,902
PAM Transportation Services, Inc.(a)	8,900	249,467
Saia, Inc.(a)	12,326	3,002,490
Schneider National, Inc., Class B	29,797	767,571
Werner Enterprises, Inc.	19,502	857,698
Total		15,630,739
Trading Companies & Distributors 3.6%
Air Lease Corp.	48,016	1,854,378
Alta Equipment Group, Inc.	3,850	46,354
Applied Industrial Technologies, Inc.	40,050	5,306,225
Beacon Roofing Supply, Inc.(a)	53,600	3,129,704
BlueLinx Holdings, Inc.(a)	11,100	770,340
Boise Cascade Co.	57,456	4,254,042
Core & Main, Inc., Class A(a)	116,000	2,412,800
GMS, Inc.(a)	6,000	294,600
Herc Holdings Inc	27,100	3,473,407
NOW, Inc.(a)	95,926	1,197,156
Rush Enterprises, Inc., Class A	60,352	3,109,939
SiteOne Landscape Supply, Inc.(a)	59,356	7,450,959
Titan Machinery, Inc.(a)	42,372	1,865,639
Transcat, Inc.(a)	37,713	3,018,171
Triton International Ltd.	60,500	4,081,935
Univar, Inc.(a)	89,600	2,968,448
WESCO International, Inc.(a)	15,391	1,984,208
Total		47,218,305
Total Industrials		305,148,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.7%
Communications Equipment 0.5%
Aviat Networks, Inc.(a)	7,739	243,469
Casa Systems, Inc.(a)	84,900	232,626
Ciena Corp.(a)	40,791	1,833,963
Comtech Telecommunications Corp.	27,200	317,424
Digi International, Inc.(a)	232	9,853
Extreme Networks, Inc.(a)	125,100	2,623,347
NETGEAR, Inc.(a)	48,693	960,713
Netscout Systems, Inc.(a)	16,563	617,469
Ribbon Communications, Inc.(a)	49,993	126,482
Total		6,965,346
Electronic Equipment, Instruments & Components 2.5%
Avnet, Inc.	34,151	1,542,601
Belden, Inc.	15,400	1,238,776
Benchmark Electronics, Inc.	35,098	1,013,279
Coherent Corp.(a)	26,180	960,021
ePlus, Inc.(a)	11,200	556,192
Fabrinet(a)	7,333	978,295
FARO Technologies, Inc.(a)	12,555	375,646
Insight Enterprises, Inc.(a)	9,800	1,018,318
Itron, Inc.(a)	43,949	2,337,208
Kimball Electronics, Inc.(a)	34,054	786,307
Littelfuse, Inc.	5,699	1,404,803
Methode Electronics, Inc.	30,800	1,406,944
Novanta, Inc.(a)	64,454	10,167,618
PC Connection, Inc.	13,900	772,145
Plexus Corp.(a)	13,100	1,443,882
Sanmina Corp.(a)	13,600	898,824
Scansource, Inc.(a)	33,148	989,799
TTM Technologies, Inc.(a)	69,700	1,120,079
Vishay Intertechnology, Inc.	137,100	3,158,784
Vontier Corp.	62,300	1,222,949
Total		33,392,470

12	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
Cass Information Systems, Inc.	29,000	1,260,920
DigitalOcean Holdings, Inc.(a)	38,177	1,138,820
ExlService Holdings, Inc.(a)	37,051	6,935,947
Flywire Corp.(a)	32,323	701,086
Globant SA(a)	13,146	2,463,297
MAXIMUS, Inc.	9,200	646,760
Paysafe Ltd.(a)	427,342	606,826
Remitly Global, Inc.(a)	109,182	1,142,044
Unisys Corp.(a)	5,551	23,869
Total		14,919,569
Semiconductors & Semiconductor Equipment 1.5%
ACM Research, Inc., Class A(a)	136,100	1,233,066
Amkor Technology, Inc.	34,800	975,096
Cirrus Logic, Inc.(a)	15,672	1,170,855
Diodes, Inc.(a)	47,400	4,371,702
Impinj, Inc.(a)	7,110	906,881
MKS Instruments, Inc.	23,421	1,964,085
Photronics, Inc.(a)	39,000	733,200
Power Integrations, Inc.	18,626	1,499,020
Rambus, Inc.(a)	56,100	2,153,118
Ultra Clean Holdings, Inc.(a)	90,900	3,238,767
Wolfspeed, Inc.(a)	20,551	1,868,497
Total		20,114,287
Software 7.7%
Adeia, Inc.	38,400	424,320
Altair Engineering, Inc., Class A(a)	111,793	5,485,682
Blackline, Inc.(a)	111,962	7,578,708
CCC Intelligent Solutions Holdings, Inc.(a)	89,200	820,640
Cerence, Inc.(a)	58,378	1,197,333
Clear Secure, Inc., Class A	55,966	1,739,423
Clearwater Analytics Holdings, Inc., Class A(a)	162,525	3,048,969
Confluent, Inc., Class A(a)	67,539	1,555,423
Consensus Cloud Solutions, Inc.(a)	9,257	525,705
Coupa Software, Inc.(a)	12,603	797,014
CyberArk Software Ltd.(a)	22,364	3,333,801
Descartes Systems Group, Inc. (The)(a)	141,210	9,807,034
Ebix, Inc.	33,300	632,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Elastic NV(a)	30,072	1,840,106
Embark Technology, Inc.(a)	16,697	68,792
Envestnet, Inc.(a)	46,770	2,760,365
Everbridge, Inc.(a)	34,390	1,122,490
EverCommerce, Inc.(a)	19,751	131,739
Five9, Inc.(a)	25,457	1,632,048
HashiCorp, Inc., Class A(a)	87,051	2,376,492
Informatica, Inc., Class A(a)	34,021	584,481
Intelligent Systems Corp.(a)	11,900	355,929
Jamf Holding Corp.(a)	3,400	72,352
JFrog Ltd.(a)	52,507	1,154,104
Model N, Inc.(a)	200,250	7,785,720
NCR Corp.(a)	38,700	923,769
New Relic, Inc.(a)	39,162	2,203,646
Nutanix, Inc., Class A(a)	57,095	1,613,505
ON24, Inc.(a)	9,360	71,604
Paycor HCM, Inc.(a)	279,210	8,074,753
PROS Holdings, Inc.(a)	181,148	4,314,945
Q2 Holdings, Inc.(a)	104,215	2,834,648
SecureWorks Corp., Class A(a)	9,338	67,047
SentinelOne, Inc., Class A(a)	88,669	1,285,700
Smartsheet, Inc., Class A(a)	60,682	1,865,365
SolarWinds Corp.(a)	20,898	182,649
Sprout Social, Inc., Class A(a)	16,129	956,450
SPS Commerce, Inc.(a)	77,850	11,074,941
Telos Corp.(a)	120,700	494,870
Upland Software, Inc.(a)	47,767	360,163
Vertex, Inc.(a)	280,500	4,818,990
Workiva, Inc., Class A(a)	45,080	3,631,645
Xperi, Inc.(a)	15,360	164,506
Total		101,770,233
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.(a)	23,309	654,517
Diebold, Inc.(a)	35,400	76,110
Quantum Corp.(a)	52,960	67,259
Super Micro Computer, Inc.(a)	20,226	1,824,992
Xerox Holdings Corp.	143,083	2,333,684
Total		4,956,562
Total Information Technology		182,118,467

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.5%
Chemicals 2.0%
AdvanSix, Inc.	42,088	1,732,342
Ashland, Inc.	33,400	3,736,458
Balchem Corp.	48,732	6,861,466
Cabot Corp.	52,300	3,850,326
Chase Corp.	7,300	693,500
Ecovyst, Inc.(a)	182,564	1,696,020
FutureFuel Corp.	37,900	335,036
Hawkins, Inc.	7,000	291,200
HB Fuller Co.	46,800	3,758,508
Ingevity Corp.(a)	4,600	360,042
Innospec, Inc.	6,400	709,696
Koppers Holdings, Inc.	3,374	100,511
NewMarket Corp.	1,000	316,020
Tredegar Corp.	54,200	560,428
Trinseo PLC	52,075	1,283,649
Valhi, Inc.	2,420	53,869
Total		26,339,071
Containers & Packaging 0.3%
O-I Glass, Inc.(a)	241,200	3,958,092
TriMas Corp.	19,200	525,120
Total		4,483,212
Metals & Mining 1.1%
Arconic Corp.(a)	25,220	600,993
ATI, Inc.(a)	80,400	2,453,004
Commercial Metals Co.	16,100	792,442
Compass Minerals International, Inc.	8,200	363,670
Constellium SE(a)	20,900	260,205
Kaiser Aluminum Corp.	16,247	1,468,729
Materion Corp.	38,200	3,077,392
Olympic Steel, Inc.	10,100	354,409
Ryerson Holding Corp.	22,400	660,576
Schnitzer Steel Industries, Inc., Class A	26,037	893,850
SunCoke Energy, Inc.	45,826	387,688
Warrior Met Coal, Inc.	63,177	2,326,177
Worthington Industries, Inc.	6,200	351,788
Total		13,990,923
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Clearwater Paper Corp.(a)	12,913	503,994
Glatfelter Corp.	20,044	69,553
Mercer International, Inc.	66,836	922,337
Sylvamo Corp.	9,840	532,245
Total		2,028,129
Total Materials		46,841,335
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 3.3%
Alexander’s, Inc.	4,500	1,099,080
American Assets Trust, Inc.	98,800	2,893,852
Apple Hospitality REIT, Inc.	255,896	4,365,586
Armada Hoffler Properties, Inc.	22,365	271,735
Braemar Hotels & Resorts, Inc.	144,600	533,574
Chatham Lodging Trust(a)	22,785	304,636
CTO Realty Growth, Inc.	13,868	290,812
CubeSmart	41,126	1,702,205
Equity Commonwealth	85,469	2,315,355
First Industrial Realty Trust, Inc.	45,900	2,320,245
Hersha Hospitality Trust	16,244	156,430
Industrial Logistics Properties Trust	13,633	55,486
Kite Realty Group Trust	170,300	3,882,840
NetSTREIT Corp.	38,600	753,858
Park Hotels & Resorts, Inc.	107,332	1,377,070
Pebblebrook Hotel Trust	63,700	1,060,605
Piedmont Office Realty Trust, Inc.	117,423	1,222,373
Rayonier, Inc.	66,100	2,371,668
RLJ Lodging Trust	187,686	2,274,754
Ryman Hospitality Properties, Inc.	46,485	4,254,772
Sunstone Hotel Investors, Inc.	170,467	1,873,432
Tanger Factory Outlet Centers, Inc.	192,700	3,748,015
Terreno Realty Corp.	52,388	3,072,032
Xenia Hotels & Resorts, Inc.	83,118	1,281,680
Total		43,482,095

14	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.9%
Douglas Elliman, Inc.	40,826	168,203
FirstService Corp.	57,250	7,406,432
Forestar Group, Inc.(a)	10,791	160,031
Marcus & Millichap, Inc.	30,400	1,132,096
RE/MAX Holdings, Inc., Class A	40,400	840,320
RMR Group, Inc. (The), Class A	38,300	1,107,253
Seritage Growth Properties, Class A(a)	86,900	1,040,193
Zillow Group, Inc., Class A(a)	12,845	480,403
Total		12,334,931
Total Real Estate		55,817,026
Utilities 2.6%
Electric Utilities 1.0%
Allete, Inc.	30,140	1,995,268
Hawaiian Electric Industries, Inc.	29,500	1,211,860
Otter Tail Corp.	17,800	1,061,414
PNM Resources, Inc.	25,400	1,244,600
Portland General Electric Co.	160,956	7,923,864
Total		13,437,006
Gas Utilities 0.9%
New Jersey Resources Corp.	89,400	4,447,650
Northwest Natural Holding Co.	21,771	1,090,945
ONE Gas, Inc.	47,600	4,138,820
South Jersey Industries, Inc.	37,000	1,283,900
Spire, Inc.	16,000	1,185,600
Total		12,146,915
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
Clearway Energy, Inc., Class C	92,600	3,281,744
Sunnova Energy International, Inc.(a)	135,100	3,084,333
Total		6,366,077
Multi-Utilities 0.2%
Avista Corp.	27,500	1,135,200
Black Hills Corp.	16,200	1,160,406
Total		2,295,606
Total Utilities		34,245,604
Total Common Stocks (Cost $1,237,304,512)		1,300,057,243

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
Sector 0.4%
SPDR S&P Biotech ETF(a)	65,500	5,477,110
Total Exchange-Traded Equity Funds (Cost $5,649,890)		5,477,110

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 3.989%(e),(f)	22,318,638	22,309,711
Total Money Market Funds (Cost $22,309,727)		22,309,711
Total Investments in Securities (Cost: $1,265,264,129)		1,327,844,064
Other Assets & Liabilities, Net		(135,385)
Net Assets		1,327,708,679

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	14,327,819	55,693,029	(47,711,248)	111	22,309,711	1,063	137,593	22,318,638
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2022

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